Baird Chautauqua International Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Canada - 13.0%
Ground Transportation - 1.3%
Canadian Pacific Kansas City Ltd.	211,306	14,835,794
		$–
Independent Power and Renewable Electricity Producers - 3.0%
Brookfield Renewable Corp.	1,186,875	33,137,550
		$–
Insurance - 4.1%
Fairfax Financial Holdings Ltd.	31,996	46,243,397
		$–
Software - 4.6%
Constellation Software, Inc.	16,166	51,196,584
Total Canada		145,413,325

China - 16.5%
Biotechnology - 4.4%
BeiGene Ltd. - ADR (a)	178,768	48,655,287
		$–
Broadline Retail - 7.1%
Alibaba Group Holding Ltd. - ADR	297,593	39,350,722
Prosus NV	844,877	39,252,391
		78,603,113
Life Sciences Tools & Services - 1.9%
Wuxi Biologics Cayman, Inc. (a)(b)	6,138,990	21,470,749
		$–
Real Estate Management & Development - 3.1%
KE Holdings, Inc. - ADR	1,737,908	34,914,572
Total China		183,643,721

Denmark - 8.0%
Biotechnology - 2.2%
Genmab AS (a)	125,275	24,406,128
		$–
Health Care Equipment & Supplies - 2.9%
Coloplast AS - Class B	303,858	31,869,742
		$–
Pharmaceuticals - 2.9%
Novo Nordisk AS - ADR	465,405	32,317,723
Total Denmark		88,593,593

France - 4.4%
Aerospace & Defense - 4.4%
Safran SA	185,002	48,708,109

Hong Kong - 1.5%
Capital Markets - 1.5%
Hong Kong Exchanges & Clearing Ltd.	386,688	17,201,510

India - 8.0%
Banks - 3.9%
HDFC Bank Ltd. - ADR	655,268	43,536,006
		$–
IT Services - 4.1%
Tata Consultancy Services Ltd.	1,083,173	45,565,378
Total India		89,101,384

Indonesia - 2.5%
Banks - 2.5%
Bank Rakyat Indonesia Persero Tbk PT	114,190,922	27,603,600

Italy - 2.4%
Passenger Airlines - 2.4%
Ryanair Holdings PLC - ADR	633,066	26,823,006

Japan - 13.1%
Automobiles - 3.8%
Suzuki Motor Corp.	3,470,461	42,600,324
		$–
Electronic Equipment, Instruments & Components - 3.6%
Keyence Corp.	101,413	39,876,624
		$–
Machinery - 3.0%
FANUC Corp.	1,216,415	33,142,150
		$–
Professional Services - 2.7%
Recruit Holdings Co. Ltd.	593,880	30,769,679
Total Japan		146,388,777

Netherlands - 6.6%
Financial Services - 3.7%
Adyen NV (a)(b)	26,836	41,134,240
		$–
Semiconductors & Semiconductor Equipment - 2.9%
ASML Holding NV	49,141	32,562,301
Total Netherlands		73,696,541

Singapore - 7.8%
Banks - 4.1%
DBS Group Holdings Ltd.	1,333,267	45,786,160
		$–
Entertainment - 3.7%
Sea Ltd. - ADR (a)	312,810	40,818,577
Total Singapore		86,604,737

Switzerland - 2.6%
Software - 2.6%
Temenos AG	377,757	29,329,852

Taiwan, Province Of China - 2.9%
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	195,868	32,514,088

United States - 7.6%
Commercial Services & Supplies - 5.0%
Waste Connections, Inc.	285,735	55,772,614
		$–
Software - 2.6%
Atlassian Corp. - Class A (a)	135,951	28,850,162
Total United States		84,622,776
TOTAL COMMON STOCKS (Cost $820,490,307)		1,080,245,019

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Software — 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(d)	14,550	0
TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.8%		Value
Money Market Funds - 2.8%	Shares
First American Government Obligations Fund - Class U, 4.29% (e)	31,595,169	31,595,169
TOTAL SHORT-TERM INVESTMENTS (Cost $31,595,169)		31,595,169

TOTAL INVESTMENTS - 99.7% (Cost $852,085,476)		1,111,840,188
Other Assets in Excess of Liabilities - 0.3%		3,002,850
TOTAL NET ASSETS - 100.0%		$1,114,843,038
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $62,604,989 or 5.6% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Chautauqua International Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$561,528,383	$518,716,636	$–		$1,080,245,019
Warrants	–	–	–	(a)	–	(a)
Money Market Funds	31,595,169	–	–		31,595,169
Total Investments	$593,123,552	$518,716,636	$–	(a)	$1,111,840,188

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.